OTHER CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
OTHER CURRENT FINANCIAL ASSETS
OTHER CURRENT FINANCIAL ASSETS

5.    OTHER CURRENT FINANCIAL ASSETS

The breakdown of other current financial assets is as follows:

		2017		2018
		Balance		Balance
		Original currency		Original currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
BNI	Rp	—	—	—	1
BRI	Rp	—	2	—	—
Third parties
SCB	US$	8	109	8	116
UOB	US$	14	191	3	45
HSBC	US$	—	—	3	43
Others	Rp	—	23	—	—
Total time deposits			325		205

Available-for-sale financial assets
Related parties
PT Mandiri Manajemen Investasi	Rp	—	711	—	379
PT Bahana TCW Investment Management (”Bahana TCW”)	Rp	—	360	—	91
Others	Rp	—	97	—	—
Total available-for-sale financial assets			1,168		470

Escrow accounts	Rp	—	318	—	136
	US$	6	78	0	1
	MYR	5	15	5	16
Others	Rp	—	263	—	486
	US$	0	6	—	—
	MYR	0	0	—	—
	AUD	0	0	—	—
Total			2,173		1,314

The time deposits have maturities of more than three months but not more than one year, with interest rates as follows:

	2017	2018
Rupiah	6.00%‑7.00%	5.00%
Foreign currency	1.38%‑1.64%	1.35%‑2.18%

Refer to Note 33 for details of related party transactions.